Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Redeemable Noncontrolling Interests	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
Beginning Balance at Dec. 31, 2008	$ 1,672,486	$ 348,816	$ 925	$ 1,136,108	$ (6,678)	$ (295,575)	$ 776,249	$ 61,457
Shares, Issued, Beginning Balance at Dec. 31, 2008			92,483,166		(975,549)
Comprehensive income (loss):
Net income	306,377	46,716					243,150	16,511
Net change in fair value of interest rate swaps, net of tax	76,225					76,225
Net change in fair value of available-for-sale securities	412					412
Amortization and recognition of unrecognized pension cost components, net of tax	(2,447)					(2,447)
Comprehensive income	380,567	46,716				74,190	243,150	16,511
Distributions to noncontrolling interests, net of contributions	(13,582)	(27,072)						(13,582)
Purchase of subsidiary shares from noncontrolling interests	3,502	(5,439)		3,106				396
Sale of less than wholly-owned subsidiaries		(21,691)
Adjustment to redemption value of redeemable noncontrolling interests	(27,527)	27,527		(27,527)
Issuance of common stock in connection with the exercise of stock options	12,767		7	12,760
Issuance of common stock in connection with the exercise of stock options, shares	680,898		680,898
Cancellation of restricted stock for tax withholdings on vested shares	(7,120)		(3)	(7,117)
Cancellation of restricted stock for tax withholdings on vested shares, shares			(328,470)
Excess tax benefit from exercise of stock options	(3,472)			(3,472)
Share-based compensation	44,512		11	44,501
Share-based compensation, shares			1,177,943
Ending Balance at Dec. 31, 2009	2,015,417	368,857	940	1,158,359	(6,678)	(221,385)	1,019,399	64,782
Shares, Issued, Ending Balance at Dec. 31, 2009			94,013,537		(975,549)
Comprehensive income (loss):
Net income	348,441	50,292					279,983	18,166
Net change in fair value of interest rate swaps, net of tax	(15,676)					(15,676)
Net change in fair value of available-for-sale securities	3,716					3,716
Amortization and recognition of unrecognized pension cost components, net of tax	2,418					2,418
Comprehensive income	338,899	50,292				(9,542)	279,983	18,166
Distributions to noncontrolling interests, net of contributions	(20,046)	(40,068)						(20,046)
Purchase of subsidiary shares from noncontrolling interests	(3,529)	(3,754)		(3,529)
Other reclassifications of noncontrolling interests	(1,989)	1,989						(1,989)
Adjustment to redemption value of redeemable noncontrolling interests	(10,156)	10,156		(10,156)
Issuance of common stock in connection with the exercise of stock options	56,938		22	56,916
Issuance of common stock in connection with the exercise of stock options, shares	2,194,862		2,194,862
Cancellation of restricted stock for tax withholdings on vested shares	(9,879)		(3)	(9,876)
Cancellation of restricted stock for tax withholdings on vested shares, shares			(295,171)
Repurchases of common stock	(113,995)		(34)	(113,961)
Repurchases of common stock, Shares			(3,415,800)
Excess tax benefit from exercise of stock options	10,219			10,219
Share-based compensation	38,790		11	38,779
Share-based compensation, shares			1,147,434
Ending Balance at Dec. 31, 2010	2,250,377	387,472	936	1,126,751	(6,678)	(230,927)	1,299,382	60,913
Shares, Issued, Ending Balance at Dec. 31, 2010			93,644,862		(975,549)
Comprehensive income (loss):
Net income	277,623	54,251					201,948	21,424
Net change in fair value of interest rate swaps, net of tax	55,145					55,145
Net change in fair value of available-for-sale securities	(960)					(960)
Amortization and recognition of unrecognized pension cost components, net of tax	(7,737)					(7,737)
Comprehensive income	324,071	54,251				46,448	201,948	21,424
Distributions to noncontrolling interests, net of contributions	(15,049)	(39,816)						(15,049)
Purchase of subsidiary shares from noncontrolling interests	(5,596)	(7,426)		(4,556)				(1,040)
Other reclassifications of noncontrolling interests	1,101	(2,099)						1,101
Adjustment to redemption value of redeemable noncontrolling interests	(3,361)	3,361		(3,361)
Issuance of common stock in connection with the exercise of stock options	18,916		6	18,910
Issuance of common stock in connection with the exercise of stock options, shares	623,341		623,341
Cancellation of restricted stock for tax withholdings on vested shares	(13,314)		(3)	(13,311)
Cancellation of restricted stock for tax withholdings on vested shares, shares			(346,419)
Repurchases of common stock	(85,825)		(35)	(85,790)
Repurchases of common stock, Shares			(3,469,099)
Excess tax benefit from exercise of stock options	4,823			4,823
Share-based compensation	42,553		11	42,542
Share-based compensation, shares			1,094,394
Ending Balance at Dec. 31, 2011	$ 2,464,445	$ 395,743	$ 915	$ 1,086,008	$ (6,678)	$ (184,479)	$ 1,501,330	$ 67,349
Shares, Issued, Ending Balance at Dec. 31, 2011			91,547,079		(975,549)